Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2016	2015
Companies accounted for under the equity method	$173,396	$126,059
Companies accounted for on a cost basis	7,566	3,699
	$180,962	$129,758

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2016	2015
Company F (1)	$65,594	$61,577
Company I (2)	19,974	18,847
Company J (3)	11,881	14,398
Company K (4)	19,120	20,000
Company L (5)	18,003	—
Company M (6)	25,707	—
Company N (7)	5,107	—
Other	8,010	11,237
	$173,396	$126,059

(1)
Company F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company F is engaged in the development and production of various thermal detectors and laser diodes. Company F is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2016 and 2015, the Company received a dividend in the amount of $2,140 and $20,000, respectively from Company F.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

(2)
Company I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Company I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Company I with Rafael, and therefore Company I is not consolidated in the Company’s financial statements.

(3)
Company J is a Romanian company held 40% by the Company. Company J is engaged in the construction of fiber optic-telecommunication networks in Romania. During 2016, the Company wrote off $2,500 of its investment in Company J.

(4)
Company K is a European company held 33% by the Company. During 2015, the Company, through a wholly-owned Israeli subsidiary, invested approximately $20,000 in Company K, which is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2016	2015	2014
Company F	$6,157	$3,948	$2,758
Company I	2,047	2,284	1,982
Company M	4,253	—	—
Other (*)	(7,233)	(1,690)	809
	$5,224	$4,542	$5,549

Balance Sheet Information
The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2016	2015
Current assets	$452,343	$312,585
Non-current assets	145,346	91,958
Total assets	$597,689	$404,543

Current liabilities	$168,352	$142,662
Non-current liabilities	103,656	15,049
Shareholders' equity	325,681	246,832
Total liabilities and equity	$597,689	$404,543

Income Statement Information	Income Statement Information:

	Year ended December 31,
	2016	2015	2014
Revenues	$424,045	$250,499	$260,025
Gross profit	$83,266	$67,747	$72,631
Net income	$21,252	$13,920	$17,452
See Note 20(E) for guarantees.